Measurement of financial assets and liabilities - Carried at fair value (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Jackson
Financial instruments
Financial assets available-for-sale		$ 266	$ 683
At fair value
Financial instruments
Total financial investments, net of derivative liabilities	$ 149,864	134,646
Total financial instruments at fair value	$ 146,384	$ 129,790
Percentage of total (%)	100.00%	100.00%
At fair value | Loans
Financial instruments
Financial assets	$ 430	$ 450
At fair value | Equity securities and portfolio holdings in collective investment schemes
Financial instruments
Financial assets	64,753	57,679
At fair value | Debt securities
Financial instruments
Financial assets	83,064	76,949
At fair value | Derivative assets
Financial instruments
Financial assets	1,855	569
At fair value | Derivative liabilities
Financial instruments
Financial liabilities	(238)	(1,001)
At fair value | Investment contract liabilities without DPF
Financial instruments
Financial liabilities	(769)	(663)
At fair value | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	(2,711)	(4,193)
At fair value | Level 1
Financial instruments
Total financial investments, net of derivative liabilities	121,733	106,177
Total financial instruments at fair value	$ 119,022	$ 101,984
Percentage of total (%)	81.00%	78.00%
At fair value | Level 1 | Equity securities and portfolio holdings in collective investment schemes
Financial instruments
Financial assets	$ 56,327	$ 49,725
At fair value | Level 1 | Debt securities
Financial instruments
Financial assets	64,004	57,148
At fair value | Level 1 | Derivative assets
Financial instruments
Financial assets	1,460	82
At fair value | Level 1 | Derivative liabilities
Financial instruments
Financial liabilities	(58)	(778)
At fair value | Level 1 | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	(2,711)	(4,193)
At fair value | Level 2
Financial instruments
Total financial investments, net of derivative liabilities	25,227	27,604
Total financial instruments at fair value	$ 24,458	$ 26,941
Percentage of total (%)	17.00%	21.00%
At fair value | Level 2 | Loans
Financial instruments
Financial assets	$ 430	$ 447
At fair value | Level 2 | Equity securities and portfolio holdings in collective investment schemes
Financial instruments
Financial assets	5,562	7,130
At fair value | Level 2 | Debt securities
Financial instruments
Financial assets	19,020	19,763
At fair value | Level 2 | Debt securities | Internal valuation
Financial instruments
Financial assets	10	37
At fair value | Level 2 | Derivative assets
Financial instruments
Financial assets	395	487
At fair value | Level 2 | Derivative liabilities
Financial instruments
Financial liabilities	(180)	(223)
At fair value | Level 2 | Investment contract liabilities without DPF
Financial instruments
Financial liabilities	(769)	(663)
At fair value | Level 3
Financial instruments
Financial assets	2,904	865	640
Total financial investments, net of derivative liabilities	2,904	865
Total financial instruments at fair value	$ 2,904	$ 865
Percentage of total (%)	2.00%	1.00%
At fair value | Level 3 | Loans
Financial instruments
Financial assets		$ 3	5
At fair value | Level 3 | Equity securities and portfolio holdings in collective investment schemes
Financial instruments
Financial assets	$ 2,864	824	577
Total financial instruments at fair value	2,863	823
At fair value | Level 3 | Debt securities
Financial instruments
Financial assets	$ 40	$ 38	$ 58